Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Schedule of Exchange Rates Used to Convert Australian Dollar into US Dollars

Unless otherwise noted, the exchange rates used to convert Australian dollar denominated amounts into US dollars in the consolidated financial statements are as follows:

	31 March
(US$1 = A$)	2015	2014	2013

Assets and liabilities	1.3096	1.0845	0.9597
Statements of operations	1.1419	1.0716	0.9694
Cash flows - beginning cash	1.0845	0.9597	0.9614
Cash flows - ending cash	1.3096	1.0845	0.9597
Cash flows - current period movements	1.1419	1.0716	0.9694

Property, Plant and Equipment Estimated Useful Lives

Depreciation of property, plant and equipment is computed using the straight-line method over the following estimated useful lives:

Years
Buildings	40
Building improvements	5 to 40
Manufacturing machinery	10 to 20
General equipment	5 to 10
Computer equipment, software, and software development	3 to 7
Office furniture and equipment	3 to 10

Basic and Dilutive Common Shares Outstanding Used in Determining Net Income Per Share

Accordingly, basic and dilutive common shares outstanding used in determining net income per share are as follows:

	Years Ended 31 March
(Millions of shares)	2015	2014	2013

Basic common shares outstanding	445.0	442.6	439.2
Dilutive effect of stock awards	1.4	2.0	1.4

Diluted common shares outstanding	446.4	444.6	440.6

(US dollars)	2015	2014	2013
Net income per share - basic	$0.65	$0.22	$0.10
Net income per share - diluted	$0.65	$0.22	$0.10